Investments (Details) - Schedule of Investment Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investment Income [Abstract]
Interest income	$ 39,750	$ 20,381	$ 14,049
Dividends from other investments	236	144	78
Dividends from equities	752	571	705
Investment’s custodian fees and other investments expenses	(278)	(149)	(345)
Total investment income	$ 40,460	$ 20,947	$ 14,487